ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS* [a,b] ‒ 95.8%
ASIA EQUITY LONG/SHORT ‒ 1.9%
Pleiad Asia Equity Offshore Feeder Fund	11/1/2020	2,250,000	2,307,182	Quarterly	60 Days [f]
Pleiad Asia Offshore Feeder Fund	10/1/2014 [c]	1,810,793	2,094,163	Quarterly	60 Days [e,f,h]
		4,060,793	4,401,345
CHINA EQUITY LONG/SHORT ‒ 2.8%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	5,622,487	6,217,092	Monthly	30 Days [g]

COMMODITY RELATED EQUITY ‒ 8.9%
Delbrook Resource Opportunities (Cayman) Fund, Ltd.	1/1/2022	5,000,000	2,246,831	Quarterly	90 Days [e,h]
Energy Dynamics Fund Limited Class D	4/1/2018	5,507,296	8,252,712	Monthly	90 Days [e]
Forest Avenue Offshore Fund, Ltd.	10/1/2022	7,500,000	9,526,506	Quarterly	60 Days [f]
		18,007,296	20,026,049
EUROPEAN EQUITY LONG/SHORT ‒ 5.5%
Lancaster European LS Equity, Ltd.	2/1/2023	9,000,000	10,084,250	Quarterly	60 Days
Lansdowne Developed Markets Long Only Fund, Ltd.	3/1/2023	2,130,000	2,259,387	Monthly	30 Days [d,h]
		11,130,000	12,343,637

FINANCIAL EQUITY LONG/SHORT ‒ 6.8%
Azora Offshore Fund, Ltd.	5/1/2018	6,747,437	10,624,540	Quarterly	45 Days
Rhino Small-Cap Financial Fund, L.P.	1/1/2023	4,700,000	4,866,455	Quarterly	60 Days [h]
		11,447,437	15,490,995

GLOBAL EQUITY LONG/SHORT ‒ 12.1%
140 Summer Partners Offshore, Ltd.	7/1/2020	7,878,391	10,280,073	Quarterly	60 Days [f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	7,016,130	9,126,087	Quarterly	30 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	5,399,593	8,005,027	Quarterly	60 Days [f]
		20,294,114	27,411,187
HEALTH CARE EQUITY LONG/SHORT ‒ 15.3%
Averill Fund, Ltd.	11/1/2020	3,630,733	5,930,980	Quarterly	60 Days [f]
BCM Scout International, Ltd.	5/1/2022	9,000,000	10,252,588	Quarterly	45 Days [f]
Camber Capital Fund, L.P.	1/1/2016	5,541,457	9,556,737	Quarterly	90 Days [e]
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022	4,500,000	8,879,930	Quarterly	60 Days [h]
		22,672,190	34,620,235
JAPAN EQUITY LONG ‒ 1.1%
Indus Japan Long Only Fund, Ltd.	8/1/2023	2,500,000	2,577,336	Quarterly	30 Days

LATIN AMERICA ‒ 4.9%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	7,405,231	11,175,234	Monthly	90 Days

MIDDLE EAST LONG BIAS ‒ 1.8%
Waha MENA Equity Fund	11/1/2023	3,750,000	4,059,511	Monthly	30 Days [d]

REAL ESTATE LONG/SHORT ‒ 4.1%
Long Pond Offshore, Ltd.	6/1/2011 [c]	7,793,761	9,351,183	Quarterly	60 Days

TMT EQUITY LONG ‒ 5.6%
IPPE Liquid (Cayman), L.P.	10/1/2023	5,000,000	6,259,805	Monthly	45 Days
SoMa Long Opportunities Offshore, Ltd.	10/1/2023	5,000,000	6,438,295	Quarterly	60 Days
		10,000,000	12,698,100
TMT EQUITY LONG/SHORT ‒ 14.7%
Atreides Foundation Fund, Ltd.	12/1/2020	13,100,000	11,209,099	Quarterly	60 Days [i,j]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	4,768,739	12,613,187	Monthly	30 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	7,484,507	9,489,870	Quarterly	45 Days [i,j]
		25,353,246	33,312,156

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS ‒ Continued
As of January 31, 2024 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. SMALL CAP ‒ 10.3%
Kent Lake Partners, L.P.	9/1/2021	7,750,000	9,236,174	Quarterly	60 Days
Medina Singh Investment Partners, L.P.	8/1/2020	8,100,000	10,992,596	Quarterly	30 Days
Voss Value-Oriented Special Situations Fund, L.P.	8/1/2023	3,000,000	3,034,833	Quarterly	45 Days
		18,850,000	23,263,603

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 95.8%		168,886,555	216,947,663

TOTAL INVESTMENTS ‒ 95.8%		168,886,555	216,947,663

Other Assets in Excess of Liabilities ‒ 4.2%			9,526,791
SHAREHOLDERS' CAPITAL ‒ 100.0%			$226,474,454

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of January 31, 2024 was $168,886,555 and $216,947,663 respectively.
[b]	All Investments in Portfolio Funds are pledged as collateral for the Fund's Line of Credit.
[c]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (ABS (3)(C)(1) L.P.).
[d]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of the investment in the Portfolio Fund.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[f]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25%-33% of the fair value of the investment in the Portfolio Fund per quarter.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[h]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
[i]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[j]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.